Employee Benefit Plans (Schedule of Net Funded Status) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefit Plans [Abstract]
PBO at beginning of year	$ 10,022,000	$ 10,438,000
Service cost		222,000	192,000
Interest cost	395,000	451,000	479,000
Change in assumptions	(962,000)	681,000
Curtailment adjustment		(1,393,000)
Actuarial (gain) loss	91,000	49,000
Benefits paid	(438,000)	(426,000)
PBO at end of year	9,108,000	10,022,000	10,438,000
Fair value of plan assets at beginning of year	9,078,000	8,625,000
Actual return on plan assets, net of expenses	1,474,000	879,000
Employer contribution	123,000
Fair value of plan assets at end of year	10,114,000	9,078,000	8,625,000
Funded status, included in other assets (liabilities)	1,006,000	(944,000)
Unrecognized actual loss	(1,377,000)	(3,362,000)
Unrecognized net transition asset	1,000	1,000
Amounts recognized in accumulated comprehensive income	(1,376,000)	(3,361,000)
Accumulated benefit obligation	$ 9,108,000	$ 10,022,000